JPMorgan Growth Advantage Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.3%
Automobiles — 1.0%
Tesla, Inc. *	1,100	193,340
Beverages — 0.5%
Constellation Brands, Inc., Class A	361	98,166
Biotechnology — 3.6%
Alnylam Pharmaceuticals, Inc. *	415	62,021
Exact Sciences Corp. *	1,840	127,027
Natera, Inc. *	1,554	142,130
Regeneron Pharmaceuticals, Inc. *	385	370,706
		701,884
Broadline Retail — 6.2%
Amazon.com, Inc. *	6,659	1,201,200
Building Products — 1.5%
Trane Technologies plc	962	288,745
Capital Markets — 4.5%
Blackstone, Inc.	1,861	244,536
Interactive Brokers Group, Inc., Class A	1,203	134,437
KKR & Co., Inc.	981	98,624
Moody's Corp.	479	188,401
Morgan Stanley	2,275	214,177
		880,175
Commercial Services & Supplies — 1.1%
Copart, Inc. *	3,581	207,395
Communications Equipment — 0.7%
Arista Networks, Inc. *	443	128,359
Construction & Engineering — 1.1%
Quanta Services, Inc.	852	221,469
Distributors — 0.3%
Pool Corp. (a)	167	67,241
Electrical Equipment — 1.7%
AMETEK, Inc.	1,036	189,421
Hubbell, Inc.	324	134,723
		324,144
Electronic Equipment, Instruments & Components — 0.4%
Jabil, Inc. (a)	614	82,249
Energy Equipment & Services — 1.1%
TechnipFMC plc (United Kingdom)	8,365	210,057
Entertainment — 2.2%
Netflix, Inc. *	420	255,329
Take-Two Interactive Software, Inc. *	1,100	163,256
		418,585
Financial Services — 3.1%
Mastercard, Inc., Class A	1,233	593,612

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 2.8%
JB Hunt Transport Services, Inc.	678	135,032
Saia, Inc. *	173	101,262
Uber Technologies, Inc. *	3,955	304,516
		540,810
Health Care Equipment & Supplies — 2.2%
Align Technology, Inc. *	216	70,720
Cooper Cos., Inc. (The)	1,208	122,577
Intuitive Surgical, Inc. *	578	230,835
		424,132
Health Care Providers & Services — 1.7%
McKesson Corp.	207	111,065
UnitedHealth Group, Inc.	424	209,787
		320,852
Hotels, Restaurants & Leisure — 2.6%
Booking Holdings, Inc.	57	205,157
DoorDash, Inc., Class A *	1,185	163,245
Hilton Worldwide Holdings, Inc.	643	137,081
		505,483
Household Durables — 0.6%
Garmin Ltd.	739	110,068
Insurance — 1.0%
Progressive Corp. (The)	972	201,006
Interactive Media & Services — 9.2%
Alphabet, Inc., Class C *	4,717	718,266
Meta Platforms, Inc., Class A	2,207	1,071,621
		1,789,887
IT Services — 1.0%
MongoDB, Inc. *	234	83,774
Snowflake, Inc., Class A *	679	109,723
		193,497
Life Sciences Tools & Services — 1.2%
Mettler-Toledo International, Inc. *	38	50,897
Thermo Fisher Scientific, Inc.	322	187,186
		238,083
Machinery — 1.8%
Ingersoll Rand, Inc.	2,027	192,465
ITT, Inc.	1,102	149,853
		342,318
Media — 0.8%
Trade Desk, Inc. (The), Class A *	1,804	157,674
Oil, Gas & Consumable Fuels — 0.7%
EOG Resources, Inc.	1,081	138,174

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Personal Care Products — 0.5%
elf Beauty, Inc. *	487	95,529
Pharmaceuticals — 2.9%
Eli Lilly & Co.	636	494,628
Royalty Pharma plc, Class A	2,555	77,612
		572,240
Professional Services — 0.8%
Booz Allen Hamilton Holding Corp.	1,002	148,736
Semiconductors & Semiconductor Equipment — 13.7%
Advanced Micro Devices, Inc. *	1,224	220,956
Broadcom, Inc.	389	515,774
Entegris, Inc.	1,324	185,987
Lam Research Corp.	279	271,419
NVIDIA Corp.	1,632	1,474,350
		2,668,486
Software — 17.7%
Cadence Design Systems, Inc. *	382	118,835
Confluent, Inc., Class A *	3,424	104,486
Coreweave, Inc. ‡ * (b)	49	15,096
Crowdstrike Holdings, Inc., Class A *	531	170,341
HubSpot, Inc. *	244	152,994
Intuit, Inc.	500	325,095
Microsoft Corp.	4,503	1,894,566
Oracle Corp.	1,175	147,584
Palo Alto Networks, Inc. *	755	214,533
Synopsys, Inc. *	251	143,389
Workday, Inc., Class A *	546	148,916
		3,435,835
Specialty Retail — 3.0%
Lowe's Cos., Inc.	838	213,419
Ross Stores, Inc.	1,066	156,379
TJX Cos., Inc. (The)	2,183	221,425
		591,223
Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	5,882	1,008,592
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc. *	238	93,111
Trading Companies & Distributors — 0.4%
Air Lease Corp.	1,382	71,110
Total Common Stocks (Cost $9,158,472)		19,263,467
Short-Term Investments — 0.9%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (c) (d) (Cost $162,690)	162,664	162,729

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (c) (d)	10,000	10,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	2,420	2,420
Total Investment of Cash Collateral from Securities Loaned (Cost $12,426)		12,420
Total Short-Term Investments (Cost $175,116)		175,149
Total Investments — 100.2% (Cost $9,333,588)		19,438,616
Liabilities in Excess of Other Assets — (0.2)%		(32,402)
NET ASSETS — 100.0%		19,406,214

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2024. The total value of securities on loan at March 31, 2024 is $11,867.
(b)	Restricted security. See Note 2.B.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobiles	$193,340	$—	$—	$193,340
Beverages	98,166	—	—	98,166
Biotechnology	701,884	—	—	701,884
Broadline Retail	1,201,200	—	—	1,201,200
Building Products	288,745	—	—	288,745
Capital Markets	880,175	—	—	880,175
Commercial Services & Supplies	207,395	—	—	207,395
Communications Equipment	128,359	—	—	128,359
Construction & Engineering	221,469	—	—	221,469
Distributors	67,241	—	—	67,241

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electrical Equipment	$324,144	$—	$—	$324,144
Electronic Equipment, Instruments & Components	82,249	—	—	82,249
Energy Equipment & Services	210,057	—	—	210,057
Entertainment	418,585	—	—	418,585
Financial Services	593,612	—	—	593,612
Ground Transportation	540,810	—	—	540,810
Health Care Equipment & Supplies	424,132	—	—	424,132
Health Care Providers & Services	320,852	—	—	320,852
Hotels, Restaurants & Leisure	505,483	—	—	505,483
Household Durables	110,068	—	—	110,068
Insurance	201,006	—	—	201,006
Interactive Media & Services	1,789,887	—	—	1,789,887
IT Services	193,497	—	—	193,497
Life Sciences Tools & Services	238,083	—	—	238,083
Machinery	342,318	—	—	342,318
Media	157,674	—	—	157,674
Oil, Gas & Consumable Fuels	138,174	—	—	138,174
Personal Care Products	95,529	—	—	95,529
Pharmaceuticals	572,240	—	—	572,240
Professional Services	148,736	—	—	148,736
Semiconductors & Semiconductor Equipment	2,668,486	—	—	2,668,486
Software	3,420,739	—	15,096	3,435,835
Specialty Retail	591,223	—	—	591,223
Technology Hardware, Storage & Peripherals	1,008,592	—	—	1,008,592
Textiles, Apparel & Luxury Goods	93,111	—	—	93,111
Trading Companies & Distributors	71,110	—	—	71,110
Total Common Stocks	19,248,371	—	15,096	19,263,467
Short-Term Investments
Investment Companies	162,729	—	—	162,729
Investment of Cash Collateral from Securities Loaned	12,420	—	—	12,420
Total Short-Term Investments	175,149	—	—	175,149
Total Investments in Securities	$19,423,520	$—	$15,096	$19,438,616
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$229,015	$2,870,765	$2,937,145	$70	$24	$162,729	162,664	$11,270	$—

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (a) (b)	$—	$585,002	$575,000	$4	$(6)	$10,000	10,000	$2,345	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	—	548,079	545,659	—	—	2,420	2,420	418	—
Total	$229,015	$4,003,846	$4,057,804	$74	$18	$175,149		$14,033	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.